UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2006
                                                   -----------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/22/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  62
                                                 --------------------

Form 13F Information Table Value Total:                $189,052
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4155    54895 SH       SOLE                    54895
Abbott Labs                    COM              002824100     4130    97250 SH       SOLE                    97250
Advance Auto Parts             COM              00751Y106     3677    88300 SH       SOLE                    88300
Affiliated Computer            COM              008190100     5374    90075 SH       SOLE                    90075
Ambac Financial                COM              023139108     1114    14000 SH       SOLE                    14000
American Intl. Group           COM              026874107     5920    89571 SH       SOLE                    89571
BP p.l.c                       COM              055622104     4900    71075 SH       SOLE                    71075
Bank of America Corp           COM              060505104     1686    37016 SH       SOLE                    37016
Bear Stearns Co.               COM              073902108      374     2700 SH       SOLE                     2700
Bed Bath & Beyond              COM              075896100     5040   131240 SH       SOLE                   131240
Biomet, Inc.                   COM              090613100     4830   135980 SH       SOLE                   135980
ChevronTexaco Corp             COM              166764100     5145    88758 SH       SOLE                    88758
Cisco Systems Inc              COM              17275r102      450    20778 SH       SOLE                    20778
Citigroup                      COM              172967101     4075    86270 SH       SOLE                    86270
Computer Sciences              COM              205363104      739    13300 SH       SOLE                    13300
Consolidated Edison            COM              209115104      352     8100 SH       SOLE                     8100
Diagnostic Products            COM              252450101     5518   115850 SH       SOLE                   115850
Dover Corp.                    COM              260003108     5177   106620 SH       SOLE                   106620
Everest RE Group               COM              g3223r108      336     3600 SH       SOLE                     3600
First Data Corp                COM              319963104     6045   129108 SH       SOLE                   129108
Fisher Scientific              COM              338032204      340     5000 SH       SOLE                     5000
Gannett                        COM              364730101     2716    45335 SH       SOLE                    45335
General Electric               COM              369604103     1219    35046 SH       SOLE                    35046
Health Management              COM              421933102     4825   223700 SH       SOLE                   223700
Hilb, Rogal & Hobbs            COM              431294107     4443   107790 SH       SOLE                   107790
Home Depot                     COM              437076102     2298    54325 SH       SOLE                    54325
Ingersoll-Rand                 COM              g4776g101      949    22700 SH       SOLE                    22700
Int'l Business Mach.           COM              459200101     5342    64780 SH       SOLE                    64780
Intel Corp.                    COM              458140100      315    16175 SH       SOLE                    16175
J.P. Morgan Chase              COM              46625H100     5317   127692 SH       SOLE                   127692
Johnson & Johnson              COM              478160104     5494    92774 SH       SOLE                    92774
Jones Apparel Group            COM              480074103      265     7500 SH       SOLE                     7500
Kenneth Cole                   COM              193294105      981    35400 SH       SOLE                    35400
Lexmark International          COM              529771107      277     6100 SH       SOLE                     6100
Lowe's Companies               COM              548661107     9370   145410 SH       SOLE                   145410
MBIA, Inc.                     COM              55262C100     9114   151575 SH       SOLE                   151575
MGIC Investment Corp           COM              552848103     1019    15300 SH       SOLE                    15300
Merrill Lynch Inc.             COM              590188108     6688    84910 SH       SOLE                    84910
Microsoft                      COM              594918104     4099   150630 SH       SOLE                   150630
Nokia Corp                     COM              654902204      279    13475 SH       SOLE                    13475
PMI Group                      COM              69344M101     6502   141600 SH       SOLE                   141600
Pepsico Inc.                   COM              713448108     5021    86888 SH       SOLE                    86888
Radian Group                   COM              750236101      560     9300 SH       SOLE                     9300
Royal Dutch Shell              COM              780257804      276     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     6224   194000 SH       SOLE                   194000
Sensient Tech.                 COM              81725t100     3140   173975 SH       SOLE                   173975
Southwest Airlines             COM              844741108     1020    56705 SH       SOLE                    56705
Symantec                       COM              871503108     2354   139840 SH       SOLE                   139840
TJX Companies Inc              COM              872540109      402    16200 SH       SOLE                    16200
Time Warner                    COM              887317105      672    40000 SH       SOLE                    40000
Transatlantic Holdings         COM              893521104     5497    94050 SH       SOLE                    94050
Tyco Intl Ltd                  COM              902124106     3463   128839 SH       SOLE                   128839
United Parcel Service          COM              911312106      397     5000 SH       SOLE                     5000
Wal-Mart Stores                COM              931142103     5180   109650 SH       SOLE                   109650
Walt Disney Co.                COM              254687106      764    27405 SH       SOLE                    27405
Wells Fargo                    COM              949746101      606     9486 SH       SOLE                     9486
Zimmer Holdings                COM              98956P102     6851   101350 SH       SOLE                   101350
Franklin Inc Fund B            COM              353496755       27 11013.216SH       SOLE                11013.216
Colonial Properties            COM              195872106      791    15780 SH       SOLE                    15780
First Industrial Realty        COM              32054K103     1733    40600 SH       SOLE                    40600
Lexington Realty Tr            COM              529043101     2715   130200 SH       SOLE                   130200
Mack-Cali Realty Corp          COM              554489104      468     9750 SH       SOLE                     9750
